Capital Management (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	January 31, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	40,935	40,077
Tier 1 Capital	46,700	45,840
Total Capital	54,584	54,661
Risk-Weighted Assets	328,822	336,607
Leverage Exposures	966,509	953,640
CET 1 Capital Ratio	12.4%	11.9%
Tier 1 Capital Ratio	14.2%	13.6%
Total Capital Ratio	16.6%	16.2%
Leverage Ratio	4.8%	4.8%